Fair Value Measurements (Details) - Schedule of fair value hierarchy for financial assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 10, 2021	Dec. 31, 2020
Liabilities:
Warrant Liability	$ 100,467	$ 119,759
SAFEs		$ 86,100	$ 102,700
Semi Contingent Consideration	980
Level 1 [Member]
Liabilities:
Warrant Liability
SAFEs
Semi Contingent Consideration
Level 2 [Member]
Liabilities:
Warrant Liability
SAFEs
Semi Contingent Consideration
Level 3 [Member]
Liabilities:
Warrant Liability	100,467
SAFEs			102,700
Semi Contingent Consideration	980
Tapeout [Member]
Liabilities:
Contingent Consideration	1,817
Tapeout [Member] | Level 1 [Member]
Liabilities:
Contingent Consideration
Tapeout [Member] | Level 2 [Member]
Liabilities:
Contingent Consideration
Tapeout [Member] | Level 3 [Member]
Liabilities:
Contingent Consideration	1,817
Design Win [Member]
Liabilities:
Contingent Consideration	2,222
Design Win [Member] | Level 1 [Member]
Liabilities:
Contingent Consideration
Design Win [Member] | Level 2 [Member]
Liabilities:
Contingent Consideration
Design Win [Member] | Level 3 [Member]
Liabilities:
Contingent Consideration	$ 2,222
First Tranche [Member]
Liabilities:
Semi Contingent Consideration			500
First Tranche [Member] | Level 1 [Member]
Liabilities:
Semi Contingent Consideration
First Tranche [Member] | Level 2 [Member]
Liabilities:
Semi Contingent Consideration
First Tranche [Member] | Level 3 [Member]
Liabilities:
Semi Contingent Consideration			500
Second Tranche [Member]
Liabilities:
Semi Contingent Consideration			900
Second Tranche [Member] | Level 1 [Member]
Liabilities:
Semi Contingent Consideration
Second Tranche [Member] | Level 2 [Member]
Liabilities:
Semi Contingent Consideration
Second Tranche [Member] | Level 3 [Member]
Liabilities:
Semi Contingent Consideration			$ 900